UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08035

                              AFBA 5Star Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              Alexandria, VA 22314
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Kimberley E. Wooding
                            909 N. Washington Street
                              Alexandria, VA 22314
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 703-299-5794

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

AFBA 5STAR
BALANCED FUND
-----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)

SHARES            COMPANY                                                         MARKET VALUE
-----------------------------------------------------------------------------------------------

COMMON STOCKS - 54.90%
AEROSPACE - 1.41%
       5,000      Lockheed Martin Corp.                                              $ 277,750
      10,000      Northrop Grumman Corp.                                               543,600
-----------------------------------------------------------------------------------------------
                                                                                      821,350
CONSUMER CYCLICAL - 1.55%
      10,000      General Electric Co.                                                 365,000
      10,000      General Motors Corp.                                                 400,600
      10,000      The ServiceMaster Co.                                                137,900
-----------------------------------------------------------------------------------------------

CONSUMER STAPLES - 8.81%
      10,000      Campbell Soup Co.                                                    298,900
      10,000      The Coca-Cola Co.                                                    416,300
      10,000      Colgate-Palmolive Co.                                                511,600
      30,000      ConAgra Foods, Inc.                                                  883,500
       5,000      Costco Wholesale Corp.                                               242,050
      15,000      General Mills, Inc.                                                  745,650
      15,000      H.J. Heinz Co.                                                       584,850
      10,000      Kellog Co.                                                           446,600
      10,000      PepsiCo, Inc.                                                        522,000
       5,000      Sara Lee Corp.                                                       120,700
       5,000      WM. Wrigley Jr. Co.                                                  345,950
-----------------------------------------------------------------------------------------------
                                                                                     5,118,100
ENERGY - 15.67%
       5,000      Amerada Hess Corp.                                                   411,900
      10,000      Anadarko Petroleum Corp.                                             648,100
      10,000      Apache Corp.                                                         505,700
      20,000      BP PLC (a)                                                         1,168,000
      30,000      ChevronTexaco Corp.                                                1,575,300
      15,000      ConocoPhillips                                                     1,302,450
       1,565      Eagle GeoPhysical, Inc.*                                               7,825
      15,000      Exxon Mobil Corp.                                                    768,900
      10,000      Frontier Oil Corp.                                                   266,600
      20,000      Kerr-McGee Corp.                                                   1,155,800
      25,000      Marathon Oil Corp.                                                   940,250
      10,000      Suncor Energy, Inc.                                                  354,000
-----------------------------------------------------------------------------------------------
                                                                                     9,104,825
ENTERTAINMENT - 3.21%
      40,000      Argosy Gaming Co.*                                                 1,868,000
-----------------------------------------------------------------------------------------------

FINANCIAL - 11.95%
      30,000      Bank of America Corp.                                              1,409,700
      10,000      Cincinnati Financial Corp.                                           442,600
      10,000      Citigroup, Inc.                                                      481,800
      15,000      JP Morgan Chase & Co.                                                585,150
      10,000      KeyCorp                                                              339,000
       5,000      Lincoln National Corp.                                               233,400
      10,000      Marshall & Ilsley Corp.                                              442,000
      10,000      Northern Trust Corp.                                                 485,800
      15,000      Regions Financial Corp.                                              533,850
      25,000      U.S. Bancorp                                                         783,000
      20,000      Washington Mutual, Inc.                                              845,600
      10,000      Wilmington Trust Corp.                                               361,500
-----------------------------------------------------------------------------------------------
                                                                                     6,943,400

                 See Accompanying Notes to Financial Statements

AFBA 5STAR
BALANCED FUND
-----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2004 (unaudited)

SHARES OR
FACE AMOUNT       COMPANY                                                         MARKET VALUE
-----------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
HEALTH CARE - DRUGS -- 2.33%
      10,000      Abbott Laboratories                                       $          466,500
       5,000      Forest Laboratories, Inc.                                            224,300
       5,000      GlaxoSmithKline PLC (a)                                              236,950
      10,000      Wyeth                                                                425,900
-----------------------------------------------------------------------------------------------
                                                                                     1,353,650
HEALTH CARE - PRODUCTS -- 1.69%
      10,000      Baxter International, Inc.                                           345,400
      10,000      Johnson & Johnson                                                    634,200
-----------------------------------------------------------------------------------------------
                                                                                       979,600
INSURANCE - 2.12%
      10,000      The Allstate Corp.                                                   517,200
       5,000      The Chubb Corp.                                                      384,500
      10,000      Marsh & McLennan Co.                                                 329,000
-----------------------------------------------------------------------------------------------
                                                                                     1,230,700
TECHNOLOGY - EQUIPMENT -- 1.80%
      19,900      Pitney Bowes, Inc.                                                   920,972
       5,000      Sandisk Corp.*                                                       124,850
-----------------------------------------------------------------------------------------------
                                                                                     1,045,822
TECHNOLOGY - HARDWARE -- 0.85%
       5,000      IBM                                                                  492,900
-----------------------------------------------------------------------------------------------

TECHNOLOGY - SEMICONDUCTOR -- 0.81%
      20,000      Intel Corp.                                                          467,800
-----------------------------------------------------------------------------------------------

TECHNOLOGY - SOFTWARE -- 1.15%
      25,000      Microsoft Corp.                                                      667,750
-----------------------------------------------------------------------------------------------

TRANSPORTATION & SERVICES - 1.55%
       5,000      FedEx Corp.                                                          492,450
      25,000      Southwest Airlines Co.                                               407,000
-----------------------------------------------------------------------------------------------
                                                                                       899,450

TOTAL COMMON STOCKS                                                                 31,896,847
-----------------------------------------------------------------------------------------------
(COST $25,637,758)

CONVERTIBLE PREFERRED STOCKS - 2.53%
    3,000.00      Fleetwood Capital Trust, 6.00%, 2/15/28 *                            133,500
   30,600.00      ICO, Inc.,1.6875%, 12/31/49 *                                        703,800
   12,500.00      TXI Capital Trust, Inc., 5.50%, 6/2/28                               633,125
-----------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                   1,470,425
-----------------------------------------------------------------------------------------------
(COST $864,624)

CORPORATE BONDS - 24.09%

  $1,150,000      AaiPharma, Inc., 11.00% due 4/1/10                                   865,375
     250,000      Alpharma, Inc., 8.625% due 5/1/11 (b)                                262,500
   1,000,000      Athena Neuro Fin LLC, 7.25% due 2/21/08                            1,050,000
      75,000      Cenveo Corp., 9.625% due 3/15/12                                      82,688
   1,000,000      Charter Communications Holdings, 11.125% due 1/15/11                 910,000
     200,000      Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d)                        -
     100,000      Fisher Communications, Inc., 8.625% due 9/15/14 (b)                  108,500
     500,000      General Motors Acceptance Corp., 8.00% due 11/1/31                   515,381
     375,000      Host Marriott LP, 9.25% due 10/1/07                                  420,000

                 See Accompanying Notes to Financial Statements

AFBA 5STAR
BALANCED FUND
-----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2004 (unaudited)

SHARES OR
FACE AMOUNT       COMPANY                                                         MARKET VALUE
-----------------------------------------------------------------------------------------------

CORPORATE BONDS (continued)
  $1,000,000      Interface, Inc., 9.50% due 2/1/14                                $ 1,095,000
     100,000      Inverness Medical Innovations, 8.75% due 2/15/12 (b)                 105,000
      25,000      John Q. Hammons Hotels, 8.875% due 5/15/12                            28,375
      25,000      Kaiser Aluminum & Chemical, 12.75% due 2/1/03  (c)                     5,406
     215,000      Mandalay Resort Group, 7.625% due 7/15/13                            236,500
     200,000      MGM Mirage, Inc., 8.375% due 2/1/11                                  226,500
   1,000,000      Mikohn Gaming, 11.875% due 8/15/08                                 1,075,000
     100,000      Park Place Entertainment, 8.125% due 5/15/11                         116,000
     350,000      Park Place Entertainment, 8.875% due 9/15/08                         397,250
     500,000      Penn National Gaming, Inc., 8.875% due 3/15/10                       548,125
         678      Philip Services, 6.00% due 4/15/10 (d) (e)                                 0
     250,000      Pilgrim's Pride Corp., 9.25% due 11/15/13                            281,250
     750,000      Pilgrim's Pride Corp., 9.625% due 9/15/11                            847,500
      50,000      Swift Energy Co., 9.375% due 5/1/12                                   56,250
   1,350,000      Tesoro Petroleum Corp., 9.625% due 4/1/12                          1,559,250
     750,000      Texas Industries, Inc., 10.25% due 6/15/11                           881,250
   2,000,000      United Refining Co., 10.5% due 8/15/12 (b)                         2,125,000
     115,000      Wal-Mart Stores, 8.75% due 12/29/06                                  115,880
      75,000      WCI Communities, Inc., 10.625% due 2/15/11                            83,625
     200,000      Williams Communications Group, Inc., 10.875% due 10/1/09 (c) (d)           0
-----------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                                               13,997,605
-----------------------------------------------------------------------------------------------
(COST $12,807,110)

CONVERTIBLE CORPORATE BONDS - 8.64%
     250,000      Amylin Pharmaceuticals, Inc. 2.50% due 4/15/11                       258,750
     150,000      Axcan Pharma, Inc., 4.25% due 4/15/08 (b)                            228,562
     316,000      Conexant Sysems, 4.00% due 2/1/07                                    287,560
   1,000,000      Edo Corp., 5.25% due 4/15/07                                       1,095,000
   1,100,000      Jetblue Airways Corp., 3.50% due 7/15/33                           1,050,500
     900,000      Lions Gate Entertainment, 2.9375 % due 10/15/24 (b)                1,071,000
     500,000      Lions Gate Entertainment, 4.875 % due 12/15/10 (b)                 1,025,625
       2,000      Moran Energy, Inc., 8.75% due 1/15/08                                  1,990
      21,178      Philip Services Corp., 3.00% due 4/15/20 (d) (f)                           2
-----------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS                                                    5,018,989
-----------------------------------------------------------------------------------------------
(COST $4,101,180)

MONEY MARKET ACCOUNT - 9.87%
   5,731,194      PNC Bank Money Market                                              5,731,194
-----------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                           5,731,194
-----------------------------------------------------------------------------------------------
(COST $5,731,194)

                 See Accompanying Notes to Financial Statements

AFBA 5STAR

BALANCED FUND
-----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2004 (unaudited)

TOTAL INVESTMENTS -  100.03%                                                      $ 58,115,060
(COST $49,141,866)

Liabilities in excess of other assets - (-.03)%                                        (18,859)
                                                                                ---------------

TOTAL NET ASSETS - 100.00%                                                        $ 58,096,201
                                                                                ===============

(A) - AMERICAN DEPOSITORY RECEIPT.

(B) - SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES
      ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(C) - SECURITY IN DEFAULT.

(D) - SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADAPTED BY THE BOARD OF DIRECTORS.

(E) - PAYMENT-IN-KIND

(F) - STEP-UP BOND

* - NON-INCOME PRODUCING SECURITY.
                 See Accompanying Notes to Financial Statements

AFBA 5STAR
LARGE CAP FUND
-----------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)

SHARES               COMPANY                                          MARKET VALUE
-----------------------------------------------------------------------------------

COMMON STOCKS -- 97.46%
CONSUMER CYCLICAL -- 2.46%

   8,900             Harley-Davidson, Inc.                               $ 540,675
-----------------------------------------------------------------------------------

CONSUMER STAPLES -- 10.91%
   9,900             Colgate-Palmolive Co.                                 506,484
  11,400             McDonald's Corp.                                      365,484
   9,800             PepsiCo, Inc.                                         511,560
  11,600             Sysco Corp.                                           442,772
  14,900             Walgreen Co.                                          571,713
-----------------------------------------------------------------------------------
                                                                         2,398,013
ENTERTAINMENT -- 13.98%
  17,400             IAC/InterActiveCorp *                                 480,588
   9,900             International Game Technology                         340,362
  15,100             Carnival Corp.                                        870,213
   8,300             Electronic Arts, Inc.*                                511,944
   7,900             The Walt Disney Co.                                   219,620
  16,800             Time Warner, Inc.*                                    326,592
   8,900             Viacom, Inc.                                          323,871
-----------------------------------------------------------------------------------
                                                                         3,073,190
FINANCIAL -- 17.80%
  15,700             American Express Co.                                  885,009
  14,200             The Bank of New York Co.,  Inc.                       474,564
   5,100             The Goldman Sachs Group, Inc.                         530,604
   9,900             Mellon Financial Corp.                                307,989
  11,000             Morgan Stanley                                        610,720
  15,300             Northern Trust Corp.                                  743,274
   8,800             Principal Financial Group, Inc.                       360,272
-----------------------------------------------------------------------------------
                                                                         3,912,432

HEALTH CARE - DRUGS -- 11.04%
  14,400             Abbott Laboratories                                   671,760
  16,100             Bayer AG (a)                                          547,078
   3,800             Schering AG                                           282,150
  33,200             Schering-Plough Corp.                                 693,216
   7,800             Teva Pharmaceutical Industries Ltd.                   232,908
-----------------------------------------------------------------------------------

                                                                         2,427,112
HEALTH CARE - PRODUCTS  -- 7.34%
  14,500             Baxter International, Inc.                            500,830
  10,400             Boston Scientific Corp.*                              369,720
  11,700             Johnson & Johnson                                     742,014
-----------------------------------------------------------------------------------
                                                                         1,612,564

HOTELS -- 3.52%
  12,300             Marriott International, Inc. - Class A                774,654
-----------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
LARGE CAP FUND
-----------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2004 (unaudited)

SHARES               COMPANY                                          MARKET VALUE
-----------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)

TECHNOLOGY - EQUIPTMENT -- 4.11%

  24,910             Au Optronics Corp. (a)                              $ 356,711
                                                                   ----------------
  34,900             Nokia Oyj                                             546,883
-----------------------------------------------------------------------------------
                                                                           903,594

TECHNOLOGY - HARDWARE -- 2.36%
  20,300             Cisco Systems, Inc.*                                  391,790
   3,000             Dell, Inc.*                                           126,420
-----------------------------------------------------------------------------------
                                                                           518,210

TECHNOLOGY - SEMI-CONDUCTOR -- 9.19%
  11,900             Analog Devices, Inc.                                  439,348
  19,200             Applied Materials, Inc.*                              328,320
  15,000             Intel Corp.                                           350,850
  23,400             Texas Instruments, Inc.                               576,108
  11,000             Xilinx, Inc.                                          326,150
-----------------------------------------------------------------------------------
                                                                         2,020,776

TECHNOLOGY - SOFTWARE -- 8.39%
  16,500             Automatic Data Processing, Inc.                       731,775
  12,221             First Data Corp.                                      519,882
  22,200             Microsoft Corp.                                       592,962
-----------------------------------------------------------------------------------
                                                                         1,844,619

TRANSPORTATION & SERVICES -- 6.36%
   7,700             FedEx Corp.                                           758,373
  39,250             Southwest Airlines Co.                                638,990
-----------------------------------------------------------------------------------
                                                                         1,397,363

TOTAL COMMON STOCKS                                                     21,423,202
-----------------------------------------------------------------------------------
(COST $18,402,505)


MONEY MARKET ACCOUNT -- 2.65%
  582,291            PNC Bank Money Market                                 582,291
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                 582,291
-----------------------------------------------------------------------------------
(COST $582,291)

TOTAL INVESTMENTS -- 100.11%                                            22,005,493
(COST $18,984,796)

Liabilities in excess of other assets--(0.11%)                             (23,859)
                                                                   ----------------

TOTAL NET ASSETS -- 100.00%                                           $ 21,981,634
                                                                   ================

(A) AMERICAN DEPOSITORY RECEIPT.

*  NON-INCOME PRODUCING SECURITY.

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND
---------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

SHARES OR
FACE AMOUNT      COMPANY                                            MARKET VALUE
---------------------------------------------------------------------------------

COMMON STOCKS - 8.31%
CONSUMER CYCLICAL - 0.50%
      18,000     The ServiceMaster Co.                         $         248,220
---------------------------------------------------------------------------------

CONSUMER STAPLES - 1.43%
        9000     The Coca-Cola Co.                                       374,670
      11,250     ConAgra Foods, Inc.,                                    331,313
---------------------------------------------------------------------------------
                                                                         705,983

ENERGY - 0.01%
       1,044     Exide Technologies*                                       5,635
---------------------------------------------------------------------------------

FINANCIAL - 2.50%
       6,000     Bank of America Corp.                                   281,940
       5,300     Citigroup, Inc.                                         255,354
       7,700     KeyCorp                                                 261,030
       7,600     W.P. Stewart & Co., Ltd.                                179,816
       6,100     Washington Mutual, Inc.                                 257,908
---------------------------------------------------------------------------------
                                                                       1,236,048

HEALTH CARE - DRUGS  - 0.42%
       6,050     Bayer AG. (a)                                           205,579
---------------------------------------------------------------------------------

HEALTH CARE - PRODUCTS - 0.49%
       7,200     Mentor Corp.                                            242,928
---------------------------------------------------------------------------------

TECHNOLOGY - EQUIPMENT - 1.24%
      17,500     AU Optronics Corp. (a)                                  250,600
      23,000     Nokia Oyj (a)                                           360,410
---------------------------------------------------------------------------------
                                                                         611,010

TELECOMMUNICATIONS - 1.72%
       9,600     SBC Communications, Inc.                                247,392
      14,500     Sprint Corp.                                            360,325
       6,000     Verizon Communications, Inc.                            243,060
---------------------------------------------------------------------------------
                                                                         850,777

TOTAL COMMON STOCKS                                                    4,106,180
---------------------------------------------------------------------------------
(COST $3,873,440)

CONVERTIBLE PREFERRED STOCKS - 2.59%
         500     Adelphia Communications Corp.,13.00%, due 7/15/09 (c)       625
      14,500     Boston Private Financial Corp., 4.875% due 10/01/34 (b) 810,188
       1,370     Eagle GeoPhysical, Inc. * (d)                             6,850
      10,000     ICO Inc., 1.6878%, 12/31/49 *                           230,000
       4,500     TXI Capital Trust, Inc., 5.50%, 6/2/28                  227,925
---------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                     1,275,588
---------------------------------------------------------------------------------
(COST $1,070,151)

CORPORATE BONDS - 32.14%
$    640,000     AaiPharma, Inc., 11.00% due 4/1/10                      481,600
     545,000     Allied Waste North America, 7.875% due 4/15/13          561,350
     150,000     Allied Waste North America, 9.25% due 9/1/12            163,125
     540,000     AlPharma, Inc., 8.625% due 5/1/11 (b)                   567,000
     220,000     Ameristar Casinos, Inc,, 10.75% due 2/15/09             246,400
      95,000     Argosy Gaming Co., 7.00% due 1/15/14                    105,450
     750,000     Athena Neurosciences Financial LLC., 7.25% due 2/21/08  787,500
     240,000     Aztar Corp., 7.875% due 6/15/14                         265,800
     325,000     Bausch & Lomb, Inc., 7.125% due 8/1/28                  347,912
     275,000     Central Garden & Pet Co., 9.125% due 2/1/13             305,250
      75,000     Charter Communications Holdings, 8.00% due 4/30/12 (b)   78,375
     105,000     Charter Communications Holdings, 8.625% due 4/1/09       91,613
     100,000     Charter Communications Holdings, 11.125% due 1/15/11     91,000
     175,000     Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d)           0
     250,000     Elan Finance Corp., 7.75% due 11/15/11 (b)              267,500
     200,000     Elizabeth Arden, Inc. 7.75% due 1/15/14                 213,000
      25,000     Fisher Communications, Inc., 8.625% due 9/15/14 (b)      27,125

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND
---------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

SHARES OR
FACE AMOUNT      COMPANY                                            MARKET VALUE
---------------------------------------------------------------------------------

CORPORATE BONDS - (CONTINUED)
$     60,000     Fisher Scientific Intl., 8.00% due 9/1/13     $          68,400
     400,000     Ford Motor Co., 7.45% due 7/16/31                       403,458
     425,000     General Motors Acceptance Corp., 8.00% due 11/1/31      438,074
     460,000     Giant Industries, 8.00% due 5/15/14                     483,000
      30,000     Hines Nurseries, Inc., 10.25% due 10/1/11                32,925
     275,000     Host Marriott LP, 9.25% due 10/1/07                     308,000
     325,000     Interface, Inc., 9.50% due 2/1/14                       355,875
     200,000     Interface, Inc.,10.375% due 2/1/10                      231,000
      60,000     Inverness Medical Innovations, 8.75% due 2/15/12 (b)     63,000
     575,000     Iron Mountain, Inc., 7.75% due 1/15/15                  586,500
     575,000     Isle of Capri Casinos, 7.00% due 3/01/14                589,375
      50,000     John Q. Hammons Hotels, 8.875% due 5/15/12               56,750
      90,000     Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (c) (d)    19,463
     250,000     Conved Corp., 9.625% due 3/15/12                        275,625
     325,000     Mandalay Resort Group, 7.625% due 7/15/13               357,500
      70,000     Mandalay Resort Group, 10.25% due 8/1/07                 79,450
     100,000     MGM Mirage Inc., 8.375% due 2/1/11                      113,250
     425,000     Mikohn Gaming Corp., 11.875% due 8/15/08                456,875
     175,000     Mobile Mini Inc., 9.50% due 7/1/13                      204,750
     100,000     Park Place Entertainment, 8.125% due 5/15/11            116,000
      75,000     Park Place Entertainment, 8.875% due 9/15/08             85,125
     330,000     Penn National Gaming, Inc., 8.875% due 3/15/10          361,762
         723     Philip Services, 6.00% due 4/15/10 (b) (c) (d)                0
     325,000     Phillips Van-Heusen, 7.75% due 11/15/23                 346,125
     125,000     Pilgrims Pride Corp., 9.25% due 11/15/13                140,625
     275,000     Pilgrims Pride Corp., 9.625% due 9/15/11                310,750
     350,000     Premcor Refining Group, 7.50% due 6/15/15               380,625
     250,000     Premcor Refining Group, 9.25% due 2/1/10                283,750
      50,000     Premcor Refining Group, 9.50% due 2/1/13                 58,250
      50,000     Pulte Homes, Inc., 8.125% due 3/1/11                     59,531
     100,000     Purina Mills, Inc., 9.00% due 3/15/10 (c) (d)                 0
      35,000     Rayovac Corp., 8.50% due 10/1/13                         39,025
     110,000     Rent-Way, Inc., 11.875% due 6/15/10                     124,437
     250,000     Rodgers Wireless, Inc., 7.50% due 03/15/15 (b)          265,000
     550,000     Royal Caribbean Cruises, 7.50% due 10/15/27             602,937
     100,000     Stewart Enterprises, 10.75% due 7/1/08                  108,750
      50,000     Swift Energy Co., 9.375% due 5/1/12                      56,250
     525,000     Tesoro Petroleum Corp., 9.625% due 4/1/12               606,375
     250,000     Texas Industries, Inc., 10.25% due 6/15/11              293,750
     450,000     Titan Corp., 8.00% due 5/15/11                          481,500
     600,000     United Refining Co., 10.50% due 8/15/12 (b)             637,500
     275,000     US Concrete, Inc., 8.375% due 4/1/14                    297,687
     425,000     WCI Communities, Inc., 10.625% due 2/15/11              473,875
      50,000     Williams Communication Group, Inc., 11.70% due 8/1/08 (c) (d) 0
     100,000     Williams Communication Group, Inc., 11.875% due 8/1/10 (c) (d)0
---------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                                 15,852,899
---------------------------------------------------------------------------------
(COST $14,615,797)

CONVERTIBLE CORPORATE BONDS - 19.04%
      55,000     Adaptec, Inc., 3.00% 3/5/07 (b)                          55,275
     700,000     Amylin Pharmaceuticals, Inc., 2.50% due 04/15/11        724,500
     200,000     Axcan Pharmaceuticals, Inc., 4.25% due 4/15/08 (b)      304,750
     265,000     Best Buy, 2.25% due 1/15/22                             288,519
     550,000     Bisys Group, Inc., 4.00% due 3/15/06                    549,312
     500,000     Cell Therapeutics, Inc., 5.75% due 6/15/08              510,000
     325,000     Charles River Labs, Inc., 3.50% due 2/1/22              396,500
     165,000     Community Health Systems, 4.25% due 10/15/08            172,219

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND
---------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2004 (UNAUDITED)

SHARES OR
FACE AMOUNT      COMPANY                                            MARKET VALUE
---------------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS - (CONTINUED)
$    200,000     Conexant Systems, Inc., 4.00% due 2/1/07            $   182,000
     492,000     Exide Technologies., 2.90% due 12/15/05 (b) (c)               0
     700,000     Fairchild Semiconductor, Inc., 5.00% due 11/01/08       709,625
     465,000     First Horizon Pharmaceuticals, 1.75% due 3/8/24 (b)     562,650
     825,000     JetBlue Airways Corp., 3.50% due 7/15/33                787,875
     180,000     Kerr-McGee Corp., 5.25% due 2/15/10                     191,475
      35,000     Komag Inc., 2.00% due 2/1/24                             35,569
     500,000     Lions Gate Entertainment, 2.9375% due 10/25/24 (b)      595,000
     500,000     Lions Gate Entertainment, 4.875% due 12/15/10 (b)     1,025,625
     123,000     Medicis Pharmaceutical, 1.50% due 6/4/33 (g)            133,609
      49,000     Moran Energy, Inc., 8.75% due 1/15/08                    48,755
     547,000     NCO Group, Inc., 4.75% due 4/15/06                      561,359
     132,000     OHM Corp., 8.00% due 10/1/06 (c) (d)                         13
      22,589     Philip Services, 3.00% due 4/15/20 (d) (f)                    2
     175,000     Wind River Systems, Inc., 3.75% due 12/15/06            175,438
     250,000     Wind River Systems, Inc., 3.75% due 12/15/06 (b)        250,625
     620,000     WMS Industries, 2.75% due 7/15/10 (b)                 1,130,725
---------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS                                      9,391,420
---------------------------------------------------------------------------------
(COST $7,851,250)

MONEY MARKET ACCOUNT - 35.72%
   17,620,024    PNC Bank Money Market                                17,620,024
---------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                            17,620,024
---------------------------------------------------------------------------------
(COST $17,620,024)


TOTAL INVESTMENTS - 97.80%                                            48,246,111
(COST $45,030,662)

 Assets in excess of other liabilities  - 2.20%                        1,083,384
                                                                     ------------

TOTAL NET ASSETS - 100.00%                                           $49,329,495
                                                                     ------------

---------------------------------------------------------------------------------

(A) - American Depository Receipt.

(B) - Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(C) - Security in default.

(D) - Security valued at fair value under procedures adopted by the Board of Directors.

(E) - Payment - in - Kind

(F) - Step-Up Bond

(G) - Variable rate coupon

*   - Non-income producing security.

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
USA GLOBAL FUND
-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)


SHARES                 COMPANY                                                      MARKET VALUE
-------------------------------------------------------------------------------------------------

COMMON STOCKS - 92.29%
CAPITAL GOODS - 1.71%
     14,800            Teleflex, Inc.                                                  $ 768,712
-------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL - 8.55%
     36,400            GTECH Holdings Corp.                                              944,580
      3,900            Getty Images, Inc.*                                               268,515
     15,200            Johnson Controls, Inc.                                            964,288
     16,700            Lear Corp.                                                      1,018,867
      6,800            Tempur-Pedic International, Inc.*                                 144,160
     15,600            Tiffany & Co.                                                     498,732
-------------------------------------------------------------------------------------------------
                                                                                       3,839,142

CONSUMER STAPLES - 18.35%
     16,200            Colgate-Palmolive Co.                                             828,792
     15,800            H. J. Heinz Co.                                                   616,042
     18,300            Kimberly-Clark Corp.                                            1,204,323
     42,000            McDonald's Corp.                                                1,346,520
     38,800            Sara Lee Corp.                                                    936,632
     23,400            The Coca-Cola Co.                                                 974,142
     21,100            The Gillette Co.                                                  944,858
     20,000            Wrigley, (Wm.) Jr. Co.                                          1,383,800
-------------------------------------------------------------------------------------------------
                                                                                       8,235,109

ENERGY - 6.67%

      8,600            ChevronTexaco Corp.                                               451,586
      9,100            Exxon Mobil Corp.                                                 466,466
     29,100            Halliburton Co.                                                 1,141,884
      7,900            Kerr-McGee Corp.                                                  456,541
     11,000            Unocal Corp.                                                      475,640
-------------------------------------------------------------------------------------------------
                                                                                       2,992,117

HEALTH CARE - BIOMEDICAL - 4.36%
     18,200            Millipore Corp.*                                                  906,542
     17,400            Sigma-Aldrich Corp.                                             1,052,004
-------------------------------------------------------------------------------------------------
                                                                                       1,958,546

HEALTH CARE - DRUGS - 8.68%
     30,700            Abbott Laboratories                                             1,432,155
     70,600            Schering-Plough Corp.                                           1,474,128
     23,300            Wyeth                                                             992,347
-------------------------------------------------------------------------------------------------
                                                                                       3,898,630

HEALTH CARE - PRODUCTS - 10.05%
     33,700            Baxter International, Inc.                                      1,163,998
     19,000            Boston Scientific Corp.*                                          675,450
     20,800            Johnson & Johnson                                               1,319,136
     28,000            Mentor Corp.                                                      944,720
     11,600            Sybron Dental Specialties, Inc.*                                  410,408
-------------------------------------------------------------------------------------------------
                                                                                       4,513,712

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
USA GLOBAL FUND

-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
December 31, 2004 (unaudited)


SHARES                 COMPANY                                                      MARKET VALUE
-------------------------------------------------------------------------------------------------

COMMON STOCKS - (CONTINUED)
INSURANCE - 5.22%
     21,500            AFLAC INC.                                         $              856,560
     22,600            American International Group, Inc.                              1,484,142
-------------------------------------------------------------------------------------------------
                                                                                       2,340,702

TECHNOLOGY - EQUIPMENT - 6.13%

     21,600            Cabot Microelectronics Corp.*                                     865,080
     11,600            Cognex Corp.                                                      323,640
     27,100            Gentex Corp.                                                    1,003,242
     32,400            Motorola, Inc.                                                    557,280
-------------------------------------------------------------------------------------------------
                                                                                       2,749,242

TECHNOLOGY - HARDWARE - 5.59%
     38,700            Cisco Systems, Inc.*                                              746,910
     19,000            Molex, Inc.                                                       570,000
     25,500            Waters Corp.*                                                   1,193,145
-------------------------------------------------------------------------------------------------
                                                                                       2,510,055

TECHNOLOGY - SEMICONDUCTOR - 11.87%
     23,600            Analog Devices, Inc.                                              871,312
     47,230            Applied Materials, Inc.*                                          807,633
     49,700            Fairchild Semiconductor International, Inc.*                      808,122
      3,577            Freescale Semiconductor, Inc.*                                     65,674
     57,900            Intel Corp.                                                     1,354,281
     12,600            KLA-Tencor Corp.*                                                 586,908
     46,400            National Semiconductor Corp.                                      832,880
-------------------------------------------------------------------------------------------------
                                                                                       5,326,810

TECHNOLOGY - SOFTWARE - 5.11%
     48,000            Oracle Corp.*                                                     658,560
     48,000            Microsoft Corp.                                                 1,282,080
     13,050            National Instruments Corp.                                        355,612
-------------------------------------------------------------------------------------------------
                                                                                       2,296,252

TOTAL COMMON STOCKS                                                                   41,429,029
-------------------------------------------------------------------------------------------------
(COST  $37,417,653)


MONEY MARKET ACCOUNT - 7.07%
  3,172,759            PNC Bank Money Market                                           3,172,759
-------------------------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                                             3,172,759
-------------------------------------------------------------------------------------------------
(COST  $3,172,759)


TOTAL INVESTMENTS -  99.36%                                                           44,601,788
(COST $40,590,412)

Other assets in excess of liabilities - 0.64%                                            285,495
                                                                            ---------------------

TOTAL NET ASSETS - 100.00%                                                $           44,887,283
                                                                            =====================

*  NON-INCOME PRODUCING SECURITY.

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)


SHARES          COMPANY                                                         MARKET VALUE
---------------------------------------------------------------------------------------------

COMMON STOCKS -- 94.45%
HEALTH CARE - BIOMEDICAL -- 7.05%
     2,400      Cambrex Corp.                                                       $ 65,040
     2,000      Charles River Laboratories International, Inc.*                       92,020
     2,700      Covance, Inc.*                                                       104,625
     4,200      MedImmune, Inc.*                                                     113,862
     1,000      Millipore Corp.*                                                      49,810
       500      Sigma-Aldrich Corp.                                                   30,230
---------------------------------------------------------------------------------------------
                                                                                     455,587

HEALTH CARE - DRUGS -- 20.39%
     2,100      Abbott Laboratories                                                   97,965
     4,400      Amylin Pharmaceuticals, Inc.*                                        102,784
     1,700      AtheroGenics, Inc.*                                                   40,052
     3,900      Axcan, Pharma Inc.*                                                   75,387
     1,300      Barr Pharmaceuticals, Inc.*                                           59,202
     3,100      Bayer AG (a)                                                         105,338
    11,200      Cell Therapeutics, Inc.*                                              91,168
     4,700      DUSA Pharmaceuticals, Inc.*                                           67,210
     2,500      Elan Corp. PLC * (a)                                                  68,125
     1,200      Medicis Pharmaceutical Corp.                                          42,132
     1,700      OSI Pharmaceuticals, Inc.*                                           127,245
     1,100      QLT, Inc.*                                                            17,688
       900      Schering AG (a)                                                       66,825
     4,700      Schering-Plough Corp.                                                 98,136
     1,700      Shire Pharmaceuticals Group PLC (a)                                   54,315
     2,200      Teva Pharmaceutical Industries Ltd. (a)                               65,692
     2,000      Watson Pharmaceuticals, Inc.*                                         65,620
     1,700      Wyeth                                                                 72,403
---------------------------------------------------------------------------------------------
                                                                                   1,317,287

HEALTH CARE - PRODUCTS -- 12.52%
     1,600      American Medical Systems Holdings, Inc.*                              66,896
     2,400      Baxter International, Inc.                                            82,896
     1,800      Boston Scientific Corp.*                                              63,990
     2,850      Given Imaging Ltd.*                                                  102,344
     1,050      INAMED Corp.*                                                         66,412
     1,600      Johnson & Johnson                                                    101,472
     2,900      Mentor Corp.                                                          97,846
     3,000      Pharmaceutical Product Development, Inc.*                            123,870
     2,900      Sybron Dental Specialties, Inc.*                                     102,602
---------------------------------------------------------------------------------------------
                                                                                     808,328

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2004 (Unaudited)

SHARES          COMPANY                                                         MARKET VALUE
---------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
TECHNOLOGY - EQUIPMENT -- 17.22%
     5,100      ADTRAN, Inc.                                                        $ 97,614
     3,300      Agilent Technologies, Inc.*                                           79,530
     6,665      AU Optronics Corp. (a)                                                95,443
     2,000      Broadcom Corp.*                                                       64,560
     3,000      Cabot Microelectronics Corp. *                                       120,150
     2,300      Cognex  Corp.                                                         64,170
     1,100      Fisher Scientific International, Inc.*                                68,618
     3,500      Jabil Circuit, Inc.*                                                  89,530
     1,700      Molex, Inc.                                                           51,000
     6,600      Nokia Oyj (a)                                                        103,422
     3,100      Novellus Systems. Inc. *                                              86,459
     4,650      SanDisk Corp.*                                                       116,111
     2,300      Scientific-Atlanta, Inc.                                              75,923
---------------------------------------------------------------------------------------------
                                                                                   1,112,530

TECHNOLOGY - HARDWARE -- 7.40%
     4,475      Cisco Systems, Inc.*                                                  86,367
     1,600      Dell, Inc.*                                                           67,424
     1,700      Diebold, Inc.                                                         94,741
     6,600      EMC Corp. *                                                           98,142
     5,400      Plexus Corp.*                                                         70,254
     1,300      Waters Corp.*                                                         60,827
---------------------------------------------------------------------------------------------
                                                                                     477,755

TECHNOLOGY - SEMI-CONDUCTOR -- 17.91%
     4,100      Altera Corp.*                                                         84,870
     2,500      Analog Devices, Inc.                                                  92,300
     4,900      Applied Materials, Inc.*                                              83,790
     6,100      Fairchild Semiconductor International, Inc.*                          99,186
     1,500      FormFactor, Inc.*                                                     40,710
     5,325      Intel Corp.                                                          124,552
     1,900      KLA-Tencor Corp. *                                                    88,502
     1,400      Lam Research Corp.*                                                   40,474
     1,650      Maxim Integrated Products, Inc.                                       69,943
     3,050      Microchip Technology, Inc.                                            81,313
     4,000      MKS Instruments, Inc.*                                                74,200
     4,900      National Semiconductor Corp.*                                         87,955
     4,600      Semtech Corp.*                                                       100,602
     3,600      Texas Instruments, Inc.                                               88,632
---------------------------------------------------------------------------------------------
                                                                                   1,157,029

TECHNOLOGY - SOFTWARE --11.96%
    10,000      Adaptec, Inc.*                                                        75,900
    12,800      BEA Systems, Inc. *                                                  113,408
     4,900      Cadence Design Systems, Inc.*                                         67,669
     4,500      Citrix Systems, Inc.*                                                110,385
     4,900      FileNET Corp. *                                                      126,224
     2,600      Manhattan Associates, Inc.*                                           62,088
     4,100      Microsoft Corp.                                                      109,511
     2,200      National Instruments Corp.                                            59,950
     3,500      Wind River Systems, Inc.*                                             47,425
---------------------------------------------------------------------------------------------
                                                                                     772,560

TOTAL COMMON STOCKS                                                                6,101,076
---------------------------------------------------------------------------------------------
(COST $4,600,276)

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND
---------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2004 (Unaudited)

SHARES          COMPANY                                                         MARKET VALUE
---------------------------------------------------------------------------------------------

MONEY MARKET ACCOUNT -- 6.62%
   427,539      PNC Bank Money Market                                              $ 427,539
---------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                           427,539
---------------------------------------------------------------------------------------------
(COST $445,387)

TOTAL INVESTMENTS -- 101.07%                                                       6,528,615
(COST $5,045,663)

Other assets in excess of liabilities -- (1.07%)                                     (69,222)
                                                                         --------------------

TOTAL NET ASSETS -- 100.00%                                                      $ 6,459,393
                                                                         ====================

(A) AMERICAN DEPOSITORY RECEIPT.

*  NON-INCOME PRODUCING SECURITY.

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
SMALL CAP FUND
-----------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

SHARES              COMPANY                                                 MARKET VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS - 87.26%
CONSUMER CYCLICAL - 23.26%
     13,200       Abercrombie & Fitch Co. - Class A                 $            619,740
     23,400       American Eagle Outfitters, Inc.                              1,102,140
     92,800       Borders Group, Inc.                                          2,357,120
     22,600       Brunswick Corp.                                              1,118,700
     38,100       Central Garden & Pet Co.*                                    1,590,294
     69,600       Christopher & Banks Corp.                                    1,284,120
     22,550       Coachmen Industries, Inc.                                      391,468
     12,300       Ethan Allen Interiors, Inc.                                    492,246
     68,900       FirstService Corp.*                                          1,127,893
     39,600       GameStop Corp.*                                                887,436
     84,800       J. Jill Group, Inc.*                                         1,262,672
     86,000       Monaco Coach Corp.                                           1,769,020
     40,100       Oxford Industries, Inc.                                      1,656,130
     88,000       Rent-A-Center, Inc.*                                         2,332,000
     45,300       Tuesday Morning Corp.*                                       1,387,539
     55,500       WCI Communties, Inc.*                                        1,631,700
    103,900       WMS Industries, Inc.*                                        3,484,806
     59,500       Zale Corp.*                                                  1,777,265
-----------------------------------------------------------------------------------------
                                                                              26,272,289

CONSUMER STAPLES - 2.56%
     66,700       Performance Food Group Co.*                                  1,794,897
     35,400       United Natural Foods, Inc.*                                  1,100,940
-----------------------------------------------------------------------------------------
                                                                               2,895,837

EDUCATION - 6.99%
     25,200       Bright Horizons Family Solutions, Inc.*                      1,631,952
    103,400       Corinthian Colleges, Inc.*                                   1,948,573
     92,800       DeVry,Inc.*                                                  1,611,008
     80,911       Educate, Inc.*                                               1,071,262
     34,300       ITT Educational Services, Inc.*                              1,630,965
-----------------------------------------------------------------------------------------
                                                                               7,893,760

ENTERTAINMENT - 7.33%
     50,100       Ameristar Casinos, Inc.                                      2,159,811
     50,200       Argosy Gaming Co.*                                           2,344,340
     42,900       Isle of Capri Casinos, Inc.*                                 1,100,385
     34,800       Alliance Gaming Corp.*                                         480,588
     36,200       Penn National Gaming, Inc.*                                  2,191,910
-----------------------------------------------------------------------------------------
                                                                               8,277,034

FINANCIAL - 5.73%
      9,800       A.G. Edwards, Inc.                                             423,458
     36,700       Boston Private Financial Holdings, Inc.                      1,033,839
     19,950       Gabelli Asset Management, Inc.                                 967,974
     23,800       Navigant Consulting, Inc.*                                     633,080
     36,500       The Phoenix Companies, Inc.                                    456,250
     31,900       Raymond James Financial, Inc.                                  988,262
     59,300       W.P. Stewart & Co., Ltd.                                     1,403,038
     15,700       Wilmington Trust Corp.                                         567,555
-----------------------------------------------------------------------------------------
                                                                               6,473,456

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
SMALL CAP FUND
-----------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

SHARES              COMPANY                                                 MARKET VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS - (continued)
HEALTH CARE - BIOMEDICAL - 3.04%
     81,400       Cambrex Corp.                                     $          2,205,940
     26,800       Charles River Laboratories International, Inc.*              1,233,068
-----------------------------------------------------------------------------------------
                                                                               3,439,008

HEALTH CARE - CLINICAL - 0.24%
     13,900       VCA Antech, Inc.*                                              272,440
-----------------------------------------------------------------------------------------

HEALTH CARE - DRUGS - 7.42%
     52,800       Amylin Pharmaceuticals, Inc.*                                1,233,408
     84,400       Axcan Pharma, Inc.*                                          1,631,452
     41,700       Elan Corp.*(a)                                               1,136,325
     39,500       First Horizon Pharmaceutical Corp.*                            904,155
     17,100       Medicis Pharmaceutical Corp. - Class A                         600,381
     19,000       QLT, Inc.*                                                     305,520
     39,400       Warner Chilcott PLC.(a)                                      2,573,214
-----------------------------------------------------------------------------------------
                                                                               8,384,455

HEALTH CARE - PRODUCTS - 10.11%
      2,800       Align Technology, Inc.*                                         30,100
     35,950       American Medical Systems Holdings, Inc.*                     1,503,069
     27,800       Covance, Inc.*                                               1,077,250
     31,650       INAMED Corp.*                                                2,001,863
     96,900       Mentor Corp.                                                 3,269,406
     63,200       Pharmaceutical Product Development, Inc.*                    2,609,528
     26,100       Sybron Dental Specialties, Inc*                                923,418
-----------------------------------------------------------------------------------------
                                                                              11,414,634

HOTELS - 1.23%
     67,400       Orient-Express Hotel Ltd. - Class A                          1,386,418
-----------------------------------------------------------------------------------------

TECHNOLOGY - EQUIPMENT - 7.80%
    144,500       Adaptec, Inc.*                                               1,096,755
     91,100       ADTRAN, Inc.                                                 1,743,654
     66,100       Cabot Microelectronics Corp.*                                2,647,305
      9,900       Fisher Scientific International, Inc.*                         617,562
     15,700       Gentex Corp.                                                   581,214
     20,550       National Instruments Corp.                                     559,988
    120,550       Plexus Corp.*                                                1,568,355
-----------------------------------------------------------------------------------------
                                                                               8,814,833

TECHNOLOGY - HARDWARE - 0.43%
     19,300       SanDisk Corp.*                                                 481,921
-----------------------------------------------------------------------------------------

TECHNOLOGY - SEMICONDUCTOR - 7.20%
    135,200       Fairchild Semiconductor International, Inc.*                 2,198,352
     21,300       Lam Research Corp.*                                            615,783
    153,700       Micrel, Inc.*                                                1,693,774

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
SMALL CAP FUND
-----------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

SHARES              COMPANY                                                 MARKET VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS - (continued)
TECHNOLOGY - SEMICONDUCTOR (continued)
     98,300       MKS Instruments, Inc.*                            $          1,823,465
     82,200       Semtech Corp.*                                               1,797,714
-----------------------------------------------------------------------------------------
                                                                               8,129,088

TECHNOLOGY - SOFTWARE - 3.92%
     97,300       FileNET Corp.*                                               2,506,448
     49,900       Manhattan Associates, Inc.*                                  1,191,612
     54,400       Wind River Systems, Inc.*                                      737,120
-----------------------------------------------------------------------------------------
                                                                               4,435,180

TOTAL COMMON STOCKS                                                           98,570,353
-----------------------------------------------------------------------------------------
(COST $84,234,646)

MONEY MARKET ACCOUNT - 12.41%
 14,014,843       PNC Bank Money Market                                       14,014,843
-----------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                    14,014,843
-----------------------------------------------------------------------------------------
 (COST $14,014,843)


TOTAL INVESTMENTS - 99.67%                                                   112,585,196
(COST $98,249,489)

Other assets in excess of liabilities - 0.33%                                    376,154
                                                                      -------------------

TOTAL NET ASSETS - 100.00%                                          $        112,961,350
                                                                      ===================


(A) - AMERICAN DEPOSITORY RECEIPT

 *  - NON-INCOME PRODUCING SECURITY.

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
MID CAP FUND
---------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

      SHARES        COMPANY                                               MARKET VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS - 87.32%
CONSUMER CYCLICAL - 18.86%
       4,100       Abercrombie & Fitch Co. - Class A                         $ 192,495
       1,500       Autoliv, Inc.                                                72,450
       4,600       Barnes & Noble, Inc.*                                       148,442
       2,300       Chico's FAS, Inc. *                                         104,719
       2,350       CVS Corp.                                                   105,914
       2,450       Furniture Brands International, Inc.                         61,373
       1,957       GameStop Corp.*                                              43,856
       1,000       Harley-Davidson, Inc.                                        60,750
       2,600       Michaels Stores, Inc.                                        77,922
         450       Mohawk Industries, Inc. *                                    41,063
       1,300       The St. Joe Company                                          83,460
       5,000       The Talbots, Inc.                                           136,150
       3,600       Tiffany & Co.                                               115,092
       2,800       Weight Watchers International, Inc. *                       114,996
       3,200       Williams-Sonoma, Inc. *                                     112,128
       2,400       Winnebago Industries, Inc.                                   93,744
---------------------------------------------------------------------------------------
                                                                             1,564,554

EDUCATION - 2.59%
       3,500       Career Education Corp. *                                    140,000
       4,300       DeVry, Inc. *                                                74,648
---------------------------------------------------------------------------------------
                                                                               214,648

ENTERTAINMENT - 7.46%
       3,500       Harrah's Entertainment, Inc.                                234,115
       1,900       International Game Technology                                65,322
       1,700       MGM MIRAGE *                                                123,658
       3,600       Royal Caribbean Cruises Ltd.                                195,984
---------------------------------------------------------------------------------------
                                                                               619,079

FINANCIAL - 12.57%
       5,000       A.G. Edwards, Inc.                                          216,050
       3,700       ChoicePoint, Inc. *                                         170,163
       2,500       H&R Block, Inc.                                             122,500
       2,500       Hewitt Associates, Inc.*                                     80,025
       9,700       Janus Capital Group, Inc.                                   163,057
       2,300       Legg Mason, Inc.                                            168,498
       2,100       Mellon Financial Corp.                                       65,331
       1,400       Principal Financial Group, Inc.                              57,316
---------------------------------------------------------------------------------------
                                                                             1,042,940

HEALTH CARE - BIOMEDICAL - 4.63%
       5,500       MedImmune, Inc. *                                           149,105
       2,900       Millipore Corp. *                                           144,449
       1,500       Sigma-Aldrich Corp.                                          90,690
---------------------------------------------------------------------------------------
                                                                               384,244

HEALTH CARE - DRUGS - 9.99%
       5,400       Amylin Pharmaceuticals, Inc.*                               126,144
       2,900       Barr Pharmaceuticals, Inc. *                                132,066
       3,100       Elan Corp. PLC * (a)                                         84,475
       4,100       Pharmaceutical Product Development, Inc. *                  169,289
       5,400       Shire Pharmaceuticals Group PLC (a)                         172,530
       4,400       Watson Pharmaceuticals, Inc. *                              144,364
---------------------------------------------------------------------------------------
                                                                               828,868

HOTELS - 2.25%
       5,400       Fairmont Hotels & Resorts, Inc.                             187,056
---------------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

AFBA 5STAR
MID CAP FUND
---------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
December 31, 2004 (unaudited)

      SHARES        COMPANY                                               MARKET VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS (continued)
TECHNOLOGY - EQUIPMENT - 13.25%
       8,800       AU Optronics Corp. (a)                                    $ 126,016
       1,900       Diebold, Inc.                                               105,887
       1,800       Fisher Scientific International Inc.                        112,284
       3,300       Garmin Ltd.                                                 200,772
       4,400       Jabil Circuit, Inc. *                                       112,552
       6,600       SanDisk Corp. *                                             164,802
       4,100       Scientific-Atlanta, Inc.                                    135,341
       3,025       Waters Corp.*                                               141,540
---------------------------------------------------------------------------------------
                                                                             1,099,194

TECHNOLOGY - SEMICONDUCTOR - 9.09%
       5,900       Altera Corp. *                                              122,130
       8,700       Fairchild Semiconductor International, Inc. *               141,462
       2,000       KLA-Tencor Corp. *                                           93,160
       6,800       National Semiconductor Corp.                                122,060
       5,400       Novellus Systems, Inc. *                                    150,606
       5,700       Semtech Corp. *                                             124,659
---------------------------------------------------------------------------------------
                                                                               754,077

TECHNOLOGY - SOFTWARE - 6.63%
      11,900       BEA Systems, Inc. *                                         105,434
       6,200       Cadence Design Systems, Inc. *                               85,622
       7,000       Citrix Systems, Inc. *                                      171,710
       1,900       Fiserv, Inc. *                                               76,361
       3,200       Take-Two Interactive Software, Inc. *                       111,328
---------------------------------------------------------------------------------------
                                                                               550,455

TOTAL COMMON STOCKS                                                          7,245,115
---------------------------------------------------------------------------------------
(COST $6,147,777)


MONEY MARKET ACCOUNT - 12.23%
   1,014,712    PNC Bank Money Market                                        1,014,712
---------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                   1,014,712
---------------------------------------------------------------------------------------
(COST $1,014,712)


TOTAL INVESTMENTS - 99.55%                                                   8,259,827
(COST $7,162,489)

Other assets in excess of liabilities - 0.45%                                   37,392
                                                                      -----------------

TOTAL NET ASSETS - 100.00%                                          $        8,297,219
                                                                      =================

(A) - AMERICAN DEPOSITORY RECEIPT

 *  - NON-INCOME PRODUCING SECURITY.


                See Accompanying Notes to Financial Statements.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AFBA 5Star Fund, Inc.

By (Signature and Title)*          /s/ John A. Johnson
                                   ---------------------------------------------
                                   John A. Johnson, Chief Executive Officer
                                   (principal executive officer)

Date February 24, 2005
     ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ John A. Johnson
                                   ---------------------------------------------
                                   John A. Johnson, Chief Executive Officer
                                  (principal executive officer)

Date February 24, 2005
     ------------------


By (Signature and Title)*          /s/ Kimberley E. Wooding
                                   ---------------------------------------------
                                   Kimberley E. Wooding, Chief Financial Officer
                                   (principal financial officer)

Date February 24, 2005
    -------------------



* Print the name and title of each signing officer under his or her signature.